SCHEDULE OF RECONCILIATION CHANGE IN REDEEMABLE NONCONTROLLING INTEREST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable Non-controlling Interest
Beginning balance		$ 885,028
Issuance of redeemable noncontrolling Series C preferred stock		19,041
Accretion of embedded derivative to redemption value		147,988
Redemption of Akos Series A Preferred Stock		(1,052,057)
Ending balance